UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 18, 2023 to December 15, 2023

Commission File Number of issuing entity:	333-167764-03

Central Index Key Number of issuing entity:	0001552327

Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-167764

Central Index Key Number of depositor:	0001547361

MORGAN STANLEY CAPITAL I INC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor	0001541557
0001102113

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
(Exact name of sponsors as specified in their charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-0681099
46-0700929
46-0709593
46-6179199
46-6181739
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7458
(Telephone number, including area code)

Not applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	________
A-2	☐	☐	☒	________
A-3	☐	☐	☒	________
A-4	☐	☐	☒	________
A-S	☐	☐	☒	________
B	☐	☐	☒	________
PST	☐	☐	☒	________
C	☐	☐	☒	________

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On December 15, 2023 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC or Bank of America, National Association and held by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 18, 2023 to December 15, 2023. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2023. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on November 13, 2023. The CIK number of Bank of America, National Association is 0001102113.

PART II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.
The Legg Mason Tower mortgage loan constitutes a significant obligor within the meaning of item 1101 (k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5.
Based on the borrowers operating statement as of June 30, 2023, Loan 883415187 (Prosupp ID 1, Legg Mason Tower) has a Net Operating Income of $25,123,963.00.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, relating to the December 15, 2023 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: December 28, 2023	/s/ Jane H. Lam
Name: Jane H. Lam
Title: President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, relating to the December 15, 2023 distribution.